TCW INVESTMENT MANAGEMENT COMPANY LLC

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0533

PETER DAVIDSON, ESQ.

VICE PRESIDENT & ASSISTANT SECRETARY

March 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	TCW Funds, Inc. (the “Registrant”)

(File Nos. 033-52272 and 811-07170)

Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A

(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on February 28, 2023 (Accession No. 0001193125-23-053742).

Should you have any questions regarding this filing, please contact the undersigned at (213) 244-0533.

Sincerely,

/s/ Peter Davidson
Peter Davidson
Vice President & Assistant Secretary